Share capital (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Share Capital

	Note	2022 Number of Shares	2022 Share Capital A$	2021 Number of Shares	2021 Share Capital A$
Balance at 1 July		18,598,414	35,505,073	17,389,894	33,179,391
Share issue, private placement		-	-	957,500	1,740,000
Share based payments		-	-	186,020	415,832
Shares issued to related parties		-	-	40,000	80,000
Shares issued for assets		-	-	25,000	100,000
Share issue, Nasdaq initial public offering	(a)	1,454,546	7,973,486	-	-
Issues on conversion of convertible notes	(b)	475,843	2,542,812	-	-
Balance at 30 June		20,528,803	46,021,371	18,598,414	35,515,223

Share issue costs		-	(983,334)	-	(10,150)
Net share capital balance		20,528,803	45,038,037	18,598,414	35,505,073

(a)	The Company issued ordinary shares pursuant to a listing on Nasdaq Capital Markets at US$4.115 per share.
(b)	The Company had issued “Nasdaq convertible notes” which automatically converted to ordinary shares upon the Company listing on Nasdaq Capital Markets (refer to Note 17).